Entity-Wide Disclosures by Geographic Area (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total countries [Domain Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	€ 25,316	€ 26,447	€ 30,014
Total countries [Domain Member] | Corporate & Other [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	(73)	(489)	(473)
Germany [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	9,727	9,737	10,604
Germany [Member] | Corporate & Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	1,400	1,503	1,924
Germany [Member] | Private & Commercial Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	7,342	7,225	7,571
Germany [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	985	1,009	888
Germany [Member] | Non-Core Operations Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	0	0	221
UK [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	3,659	4,286	4,895
UK [Member] | Corporate & Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	3,338	3,818	4,298
UK [Member] | Private & Commercial Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	26	34	83
UK [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	294	434	836
UK [Member] | Non-Core Operations Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	0	0	(322)
Rest of Europe, Middle East and Africa [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	3,404	3,770	4,425
Rest of Europe, Middle East and Africa [Member] | Corporate & Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	1,124	1,268	1,545
Rest of Europe, Middle East and Africa [Member] | Private & Commercial Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	1,901	2,037	2,360
Rest of Europe, Middle East and Africa [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	379	465	497
Rest of Europe, Middle East and Africa [Member] | Non-Core Operations Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	0	0	23
Americas [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	5,445	5,881	6,827
Americas [Member] | Corporate & Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	4,671	4,999	5,929
Americas [Member] | Private & Commercial Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	362	390	625
Americas [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	413	491	578
Americas [Member] | Non-Core Operations Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	0	0	(305)
Asia/Pacific [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	3,154	3,263	3,736
Asia/Pacific [Member] | Corporate & Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	2,513	2,639	3,069
Asia/Pacific [Member] | Private & Commercial Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	526	491	451
Asia/Pacific [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	114	133	216
Asia/Pacific [Member] | Non-Core Operations Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	€ 0	€ 0	€ 1